Segments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment
For the half year to

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2024	£m	£m	£m	£m	£m
Net interest income/(expense)	1,689	74	383	(41)	2,105
Non-interest income/(expense)	60	83	67	(14)	196
Total operating income/(expense)	1,749	157	450	(55)	2,301
Operating expenses before credit impairment charges, provisions and charges	(1,001)	(77)	(205)	(11)	(1,294)
Credit impairment charges	(49)	(8)	(3)	—	(60)
Provisions for other liabilities and charges	(98)	(15)	(18)	(12)	(143)
Total credit impairment charges, provisions and charges	(147)	(23)	(21)	(12)	(203)
Profit/(loss) before tax	601	57	224	(78)	804

Revenue/(expense) from external customers	1,724	360	264	(47)	2,301
Inter-segment revenue/(expense)	25	(203)	186	(8)	—
Total operating income/(expense)	1,749	157	450	(55)	2,301

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	212	—	26	—	238
–Insurance, protection and investments	25	—	—	—	25
–Credit cards	45	—	—	—	45
–Non-banking and other fees(2)	2	14	37	7	60
Total fee and commission income	284	14	63	7	368
Fee and commission expense	(223)	(4)	(6)	(10)	(243)
Net fee and commission income/(expense)	61	10	57	(3)	125

Customer loans	177,468	4,880	18,084	1,285	201,717
Customer deposits	150,982	—	25,372	11,597	187,951

30 June 2023	£m	£m	£m	£m	£m
Net interest income	1,873	79	405	4	2,361
Non-interest income	85	100	67	45	297
Total operating income	1,958	179	472	49	2,658
Operating expenses before credit impairment charges, provisions and charges	(912)	(73)	(170)	(77)	(1,232)
Credit impairment charges	(55)	(14)	(36)	—	(105)
Provisions for other liabilities and charges	(106)	(3)	4	(43)	(148)
Total credit impairment charges, provisions and charges	(161)	(17)	(32)	(43)	(253)
Profit/(loss) before tax	885	89	270	(71)	1,173

Revenue from external customers	1,884	313	364	97	2,658
Inter-segment (expense)/revenue	74	(134)	108	(48)	—
Total operating income	1,958	179	472	49	2,658

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	227	—	31	—	258
–Insurance, protection and investments	24	—	—	—	24
–Credit cards	49	—	—	—	49
–Non-banking and other fees(2)	1	12	53	3	69
Total fee and commission income	301	12	84	3	400
Fee and commission expense	(218)	(3)	(26)	(5)	(252)
Net fee and commission income/(expense)	83	9	58	(2)	148
31 December 2023
Customer loans	182,267	5,228	17,939	1,256	206,690
Customer deposits	158,329	—	24,066	11,168	193,563
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.

Summary Of Relationship Between Customer Liabilities And Deposits	The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Condensed Consolidated Balance
Sheet. Customer assets exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Condensed Consolidated Balance Sheet.

	Net carrying amount
	Assets		Liabilities
	30 June 2024	31 December 2023	30 June 2024	31 December 2023
	£m	£m	£m	£m
Customer balances (gross)	201,717	206,690	187,951	193,563
Loan loss allowance	(862)	(916)	—	—
Customer balances (net)	200,855	205,774	187,951	193,563
Intercompany balances	4,856	4,488	1,503	958
Accrued interest	442	747	1,033	834
Other items	526	213	(640)	(206)
Loans and advances to customers / Deposits by customers	206,679	211,222	189,847	195,149